Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Real Estate Fund))	0 Months Ended
	Aug. 26, 2011
Class A
Average Annual Return:
1 Year	19.87%
5 Years	1.79%
Life of Class	10.43%
Inception Date	Mar. 04, 2002
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.42%
5 Years	0.80%
Life of Class	9.25%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	12.90%
5 Years	1.04%
Life of Class	8.57%
Class B
Average Annual Return:
1 Year	21.23%
5 Years	1.88%
Life of Class	9.05%
Inception Date	Oct. 01, 2003
Class C
Average Annual Return:
1 Year	25.17%
5 Years	2.23%
Life of Class	8.92%
Inception Date	Oct. 01, 2003
Class N
Average Annual Return:
1 Year	25.88%
5 Years	2.74%
Life of Class	9.45%
Inception Date	Oct. 01, 2003
Class Y
Average Annual Return:
1 Year	27.71%
5 Years	3.44%
Life of Class	10.17%
Inception Date	Oct. 01, 2003
FTSE/NAREIT Equity REIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Life of Class	9.13%	[1]
FTSE/NAREIT Equity REIT Index
Average Annual Return:
1 Year	27.96%
5 Years	3.04%
Life of Class	10.36%	[2]

[1]	From 09-30-03.
[2]	From 02-28-02.